Revision of Previously Issued Financial Statements (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Summary of Restatement of Warrants in Financial Statements
The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

Balance Sheet as of September 25, 2020 (audited)	As Reported	Restatement	As Restated
Warrant Liabilities	$—	$20,960,000	$20,960,000
Total Liabilities	7,002,230	20,960,000	27,962,230
Class A ordinary shares subject to possible redemption	189,517,240	(20,960,000)	168,557,240
Class A ordinary shares	105	209	314
Additional paid-in capital	$5,005,991	$2,914,781	$7,920,772
Accumulated deficit	$(6,606)	$(2,914,990)	$(2,921,596)
Total Shareholders’ Equity	$5,000,008	$—	$5,000,008
Number of shares subject to possible redemption	18,951,724	(2,096,000)	16,855,724

Balance Sheet as of September 30, 2020 (unaudited)
Warrant Liabilities	$—	$21,060,000	$21,060,000
Total Liabilities	7,002,230	21,060,000	28,062,230
Class A ordinary shares subject to possible redemption	189,506,470	(21,060,000)	168,446,470
Class A ordinary shares	105	211	316
Additional paid-in capital	$5,016,761	$3,014,779	$8,031,540
Accumulated deficit	(17,379)	(3,014,990)	(3,032,369)
Total Shareholders’ Equity	$5,000,005	$—	$5,000,005
Number of shares subject to possible redemption	18,950,647	(2,106,000)	16,844,647

Balance Sheet as of December 31, 2020 (audited)
Warrant Liabilities	$—	$22,513,065	$22,513,065
Total Liabilities	8,153,666	22,513,065	30,666,731
Class A ordinary shares subject to possible redemption	195,635,180	(22,513,070)	173,122,110
Class A ordinary shares	118	225	343
Additional paid-in capital	$6,002,037	$3,858,301	$9,860,338
Accumulated deficit	$(1,002,669)	$(3,858,521)	$(4,861,190)
Total Shareholders’ Equity	$5,000,004	$5	$5,000,009
Number of shares subject to possible redemption	19,563,518	(2,251,306)	17,312,211

Statement of Operations for the period from July 31, 2020 (Inception) through September 30, 2020 (unaudited)	As Reported	Restatement	As Restated
Transaction costs allocable to warrant liabilities	$—	$(754,990)	$(754,990)
Change in fair value of warrant liabilities	—	(2,260,000)	(2,260,000)
Net loss	$(17,379)	$(3,014,990)	$(3,032,369)
Basic and diluted net loss per share, Class B	$0.00	$(0.58)	$(0.58)

Statement of Operations for the period from July 31, 2020 (Inception) through December 31, 2020 (audited)
Transaction costs allocable to warrant liabilities	$—	$(768,391)	$(768,391)
Change in fair value of warrant liabilities	—	(3,090,130)	(3,090,130)
Net loss	$(1,002,669)	$(3,858,521)	$(4,861,190)
Basic and diluted net (loss) per ordinary share, Class B	$(0.19)	$(0.75)	$(0.94)

Statement of Cash Flows for the period from July 31, 2020 (inception) through September 30, 2020 (audited)	As Reported	Restatement	As Restated
Net loss	$(17,379)	$(3,014,990)	$(3,032,369)
Transaction costs allocable to warrant liabilities	$—	$(754,990)	$(754,990)
Change in fair value of warrant liabilities	—	(2,260,000)	(2,260,000)
Initial classification of Class A Ordinary Shares subject to possible redemption	189,517,240	(20,960,000)	168,557,240
Change in value of Class A Ordinary Shares subject to possible redemption	(10,770)	(100,000)	(110,770)
Initial classification of warrant liability	$—	$20,960,000	$20,960,000

Statement of Cash Flows for the period from July 31, 2020 (inception) through December 31, 2020 (audited)	As Reported	Restatement	As Restated
Net loss	$(1,002,669)	$(3,858,521)	$(4,861,190)
Transaction costs allocable to warrant liabilities	$—	$(768,391)	$(768,391)
Change in fair value of warrant liabilities	—	(3,090,130)	(3,090,130)
Initial classification of Class A Ordinary Shares subject to possible redemption	196,631,240	(21,748,230)	174,883,010
Change in value of Class A Ordinary Shares subject to possible redemption	(996,060)	(764,840)	(1,760,900)
Initial classification of warrant liability	$—	$20,960,000	$20,960,000

The impact of the revision on the Company’s financial statements is reflected in the following table.

Balance Sheet as of December 31, 2020 (audited)	As Previously Reported	Adjustment	As Revised
Class A ordinary shares subject to possible redemption	$173,122,110	$34,249,910	$207,372,020
Class A ordinary shares	$343	$(343)	$—
Additional paid-in capital	$9,860,338	$(9,860,338)	$—
Accumulated deficit	$(4,861,190)	$(24,389,229)	$(29,250,419)
Total Shareholders’ Equity (Deficit)	$5,000,009	$(34,249,910)	$(29,249,901)

Statement of Cash Flows for the Period of July 31, 2020 through September 30, 2020 (unaudited)
Initial classification of Class A ordinary shares subject to possible redemption	$168,557,240	$31,442,760	$200,000,000
Change in value of Class A ordinary shares subject to possible redemption	(110,770)	110,770	—